SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment: [  ]; Amendment Number: ____________

         This Amendment (Check only one):    [  ]    is a restatement.
                                             [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Randolph Company, Inc.
Address:   4200 Malsbary Road
           Cincinnati, Ohio 45242

Form 13F File Number: ____ _________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Carter F. Randolph, PhD
Title:     Chief Compliance Officer
Phone:     (513) 891-7144

Signature, Place, and Date of Signing:


/s/ Carter F. Randolph,   Cincinnati Ohio,        January 31, 2012
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                        -------------


Form 13F Information Table Entry Total:           35
                                        -------------

Form 13F Information Table Value Totals     $ 434,611
                                        ------------
                                         (thousands)

List of Other Included Managers:    N/A

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this report is filed (other than the one filing this report).

FORM 13F INFORMATION TABLE
					MARKET
	TITLE OF		Market		VALUE	SHRS or	SH/	PUT/	INVSTMT 	OTHER 	  VOTING AUTHORITY
NAME OF ISSUER	 CLASS	CUSIP	Value		(X $1,000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	Sole	Shared	None
APPLIED MATERIALS INC COM	COM	038222105	9382924	1000	9383	876090	SH		SOLE		0	0	876090
AT&T INC COM	COM	00206R102	10066896	1000	10067	332900	SH		SOLE		0	0	332900
BARRICK GOLD CORP COM	COM	067901108	5009175	1000	5009	110700	SH		SOLE		0	0	110700
BRISTOL-MYERS SQUIBB CM	COM	110122108	13512778	1000	13513	383450	SH		SOLE		0	0	383450
CHEVRON CORP COM	COM	166764100	12586056	1000	12586	118290	SH		SOLE		0	0	118290
CHUBB CORP COM	COM	171232101	12030436	1000	12030	173800	SH		SOLE		0	0	173800
CISCO SYSTEMS INC COM	COM	17275R102	336288	1000	336	18600	SH		SOLE		0	0	18600
CONOCOPHILLIPS CORP COM	COM	20825C104	13139918	1000	13140	180320	SH		SOLE		0	0	180320
COVIDIEN PLC COM	COM	G2554F113	9213547	1000	9214	204700	SH		SOLE		0	0	204700
ELI LILLY & CO COM	COM	532457108	249360	1000	249	6000	SH		SOLE		0	0	6000
FIRST FINANCIAL BANCORP (OH) COM	COM	320209109	3211836	1000	3212	193019	SH		SOLE		0	0	193019
GENERAL MILLS INC COM	COM	370334104	10331059	1000	10331	255656	SH		SOLE		0	0	255656
GILEAD SCIENCES INC COM	COM	375558103	2530784	1000	2531	61832	SH		SOLE		0	0	61832
HEINZ H J CO COM	COM	423074103	278846	1000	279	5160	SH		SOLE		0	0	5160
HONEYWELL INTERNATIONAL INC COM	COM	438516106	11746666	1000	11747	216130	SH		SOLE		0	0	216130
HUNTINGTON BANCSHARES INC COM	COM	446150401	2664176	1000	2664	2422	SH		SOLE		0	0	2422
INTEL CORP COM	COM	458140100	10478280	1000	10478	432094	SH		SOLE		0	0	432094
ISHARES MSCI EMERGING MKTS	ETF	464287234	3114305	1000	3114	82085	SH		SOLE		0	0	82085
MEDTRONIC INC COM	COM	585055106	372938	1000	373	9750	SH		SOLE		0	0	9750
MERIDIAN BIOSCIENCE INC COM	COM	589584101	2430360	1000	2430	129000	SH		SOLE		0	0	129000
NORFOLK SOUTHERN CORP COM	COM	655844108	12607986	1000	12608	173044	SH		SOLE		0	0	173044
ONEOK INC CM (NEW)	COM	682680103	3432924	1000	3433	39600	SH		SOLE		0	0	39600
ORACLE CORP COM	COM	68389X105	9652095	1000	9652	376300	SH		SOLE		0	0	376300
PEPSICO INC COM	COM	713448108	10496570	1000	10497	158200	SH		SOLE		0	0	158200
PNC FINL CORP COM	COM	693475105	4014639	1000	4015	69614	SH		SOLE		0	0	69614
PROCTER GAMBLE CO COM	COM	742718109	210415348	1000	210415	3154180	SH		SOLE		0	0	3154180
ROYAL DUTCH SHELL PLC COM CLASS A	COM	780259206	250046	1000	250	3421.066	SH		SOLE		0	0	3421.066
RPM INTERNATIONAL INC COM	COM	749685103	704585	1000	705	28700	SH		SOLE		0	0	28700
SMUCKER J M CO COM	COM	832696405	4707397	1000	4707	60220	SH		SOLE		0	0	60220
SOUTHERN COPPER CORP COM	COM	84265V105	9028045	1000	9028	299140	SH		SOLE		0	0	299140
TELEFLEX INC COM	COM	879369106	208386	1000	208	3400	SH		SOLE		0	0	3400
TIME WARNER INC COM	COM	887317303	10950818	1000	10951	303011	SH		SOLE		0	0	303011
TITANIUM METALS CORP. COM	COM	888339207	6168689	1000	6169	411795	SH		SOLE		0	0	411795
TORONTO DOMINION BK ONT COM NEW	COM	891160509	9942249	1000	9942	132900	SH		SOLE		0	0	132900
WELLS FARGO COMPANY COM	COM	949746101	9344769	1000	9344.7692	339070	SH		SOLE		0	0	339070